                                UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  FORM 13F

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  12/31/01

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Richard B. Kelly
Address:  9450 Seward Road
          Fairfield OH  45014

13F File Number:  28-912

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Richard B. Kelly
Title:   Senior Vice President, Investments
Phone:   (513) 603-7991

Signature, Place, and Date of Signing:



/s/ Richard B. Kelly    Fairfield, OH  45014    January 29, 2002

   [Signature]           [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:   0

Form 13F Information Table Entry Total:         47

Form 13F Information Table Value Total:   $491,000 (thousands)

List of Other Included Managers:

NONE


                                                             VALUE    SHARES/ SH/ PUT/ INVSTMT            -----VOTING AUTHORITY-
  NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- (X$1000)  PRN AMT PRN CALL DSCRETN -MANAGERS-     SOLE  SHARED  NONE

D FMC CORP                       BOND             XS0015063     2387  2500000 SH       SOLE                2500000
D ALCOA INC                      COMMON           013817101      711    20000 SH       SOLE                  20000
D AMERICAN HOME PRODS CORP       COMMON           026609107    21377   348400 SH       SOLE                 348400
D AMERICAN INTL GROUP INC        COMMON           026874107    42563   536058 SH       SOLE                 536058
D APM SPRING GROVE INC CLASS A   COMMON           037995958      788       98 SH       SOLE                     98
D AUTOMATIC DATA PROCESSING      COMMON           053015103     2945    50000 SH       SOLE                  50000
D AVERY DENNISON CORP            COMMON           053611109     8445   149400 SH       SOLE                 149400
D BP P.L.C.                      COMMON           055622104     7990   171800 SH       SOLE                 171800
D BALDOR ELEC CO                 COMMON           057741100     7175   343333 SH       SOLE                 343333
D BANK ONE CORP                  COMMON           06423A103    10543   270000 SH       SOLE                 270000
D BLAIR WILLIAM LEVERAGED        COMMON           09303*105     1635   356260 SH       SOLE                 356260
D CONNING CT INSURANCE FND LP    COMMON           12129*101      689   800000 SH       SOLE                 800000
D CSX CORP                       COMMON           126408103     5958   170000 SH       SOLE                 170000
D CENTURY SHS TR                 COMMON           156681108    20391   534925 SH       SOLE                 534925
D CINERGY CORP                   COMMON           172474108     3343   100000 SH       SOLE                 100000
D CINTAS CORP                    COMMON           172908105     4860   101250 SH       SOLE                 101250
D COCA COLA CO                   COMMON           191216100     4715   100000 SH       SOLE                 100000
D DONNELLEY R R & SONS CO        COMMON           257867101     7279   245200 SH       SOLE                 245200
D DOVER CORP                     COMMON           260003108    10490   283000 SH       SOLE                 283000
D EMERSON ELECTRIC CO            COMMON           291011104     2855    50000 SH       SOLE                  50000
D FACILITY INS HLDGS CORP - CL A COMMON           30303#107        0    29889 SH       SOLE                  29889
D FEDERAL NATL MTG ASSN          COMMON           313586109    57904   728364 SH       SOLE                 728364
D FIRST DATA CORP                COMMON           319963104     9390   119700 SH       SOLE                 119700
D FIRST FINL BANCORP             COMMON           320209109    22661  1283944 SH       SOLE                1283944
D GENERAL ELEC CO                COMMON           369604103    22737   567300 SH       SOLE                 567300
D HOME DEPOT INC                 COMMON           437076102    44595   874253 SH       SOLE                 874253
D INSURANCE SERVICES OFFICE INC  COMMON           45806@109     7667   138899 SH       SOLE                 138899
D IVANS, INC.                    COMMON           46581@108      272    21355 SH       SOLE                  21355
D J P MORGAN CHASE & CO COM      COMMON           46625H100     8724   240000 SH       SOLE                 240000
D JOHNSON & JOHNSON              COMMON           478160104     4728    80000 SH       SOLE                  80000
D KINDER MORGAN ENERGY PRTNRS    COMMON           494550106    11361   300400 SH       SOLE                 300400
D LILLY (ELI) & CO.              COMMON           532457108     3927    50000 SH       SOLE                  50000
D MBNA CORP                      COMMON           55262L100    28393   806625 SH       SOLE                 806625
D MGIC INVT CORP                 COMMON           552848103    11572   187500 SH       SOLE                 187500
D MANOR CARE INC NEW COM         COMMON           564055101     8706   367200 SH       SOLE                 367200
D MCDONALDS CORP                 COMMON           580135101    11315   427500 SH       SOLE                 427500
D MERRILL LYNCH CAPITAL          COMMON           59019*113     1074  4953104 SH       SOLE                4953104
D NATIONAL ATLANTIC HOLDINGS     COMMON           62874P107      500    20185 SH       SOLE                  20185
D NUCOR CORP                     COMMON           670346105      529    10000 SH       SOLE                  10000
D PPG INDS INC                   COMMON           693506107     8533   165000 SH       SOLE                 165000
D SEARS ROEBUCK & CO             COMMON           812387108    10271   215600 SH       SOLE                 215600
D SHERWIN WILLIAMS CO            COMMON           824348106     3261   118600 SH       SOLE                 118600
D STATE AUTO FINANCIAL CORP      COMMON           855707105     8964   552000 SH       SOLE                 552000
D TEPPCO PARTNERS L P            COMMON           872384102     4047   134900 SH       SOLE                 134900
D WAL-MART STORES INC            COMMON           931142103     2302    40000 SH       SOLE                  40000
D WALGREEN CO                    COMMON           931422109    19977   593500 SH       SOLE                 593500
D WASHINGTON MUTUAL INC          COMMON           939322103    10451   319628 SH       SOLE                 319628

S REPORT SUMMARY                 47 DATA RECORDS              491000            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

